SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax Operating Loss Carryforward - USA	$ 9,800,000	$ 9,600,000
Other
Valuation Allowance - USA	(9,800,000)	(9,600,000)
Deferred Tax Assets, Net
Deferred Tax Assets, Net